Dear Policyowner:

After several years of poor performance, the U.S. equity markets, as measured by the major indices, showed signs of improvement in the first half of 2003. Stock investors may be responding to many factors including resolution of many uncertainties in the war in Iraq and hoped-for pick up in economic activity that is often expected from fiscal and monetary stimulus. Falling interest rates helped the bond market post positive results, particularly the high yield bond sector. Short term interest rates are at levels not seen since the 1950s, creating challenges for money market funds and subaccounts. While there is still reason for caution in the economic outlook, the positive performance of U.S. equity markets, along with the bond markets, is welcome relief from the downward trend of the past several years.

This booklet is divided into several sections. Each section contains the semiannual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

Statements of Assets and Liabilities..........  page 2           Statements of Changes in Net Assets..........   page  9
Statements of Operations......................  page 5           Notes to Financial Statements................   page 13

If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

The CUNA Mutual Life Variable Account invests in insurance-dedicated mutual funds. The remaining sections of this booklet contain the semiannual reports for the mutual funds:

(1) the Ultra Series Fund which includes the International Stock Fund, Global Securities Fund, Mid-Cap Stock Fund (all available in MEMBERS VUL II only), as well as Multi-Cap Growth Stock, Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund (all available in both products);

(2) the International Stock Portfolio of the T. Rowe Price International Series, Inc. (The subaccount in MEMBERS VUL II that invests in this fund is closed to new money; the subaccount is still available in MEMBERS VUL);

(3) the MFS(R)Strategic Income Series(SM) (The subaccounts investing in this fund are closed to new money);

(4) the Oppenheimer High Income/VA Fund of the Oppenheimer Variable Account Funds (The MEMBERS VUL II subaccount investing in this fund is closed to new money); and

(5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (The MEMBERS VUL II subaccount investing in this fund is closed to new money.).

We appreciate the trust you place in us by allowing us to serve your life insurance and long-term asset accumulation needs with MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II.

Sincerely,

/s/ Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                                      MONEY                   STRATEGIC        HIGH       OPPENHEIMER
                                                      MARKET       BOND         INCOME        INCOME      HIGH INCOME
                                                    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                    ----------  -----------   ----------    ----------    -----------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   Money Market Fund,
   5,691,020 shares at net asset value
   of $1.00 per share (cost $5,691,020)             $5,691,020  $        --   $       --    $       --    $        --

INVESTMENTS IN ULTRA SERIES FUND:
   Bond Fund,
   1,025,542 shares at net asset value of
   $10.92 per share (cost $10,677,333)                      --   11,194,398           --            --             --

INVESTMENTS IN MFS(R) VARIABLE INSURANCE TRUSTSM:

   Strategic Income Series,
   60,944 shares at net asset value of
   $10.70 per share (cost $619,168)                         --           --      652,102            --             --

INVESTMENTS IN ULTRA SERIES FUND:
   High Income Fund,
   12,674 shares at net asset value of
   $9.98 per share (cost $125,486)                          --           --           --       126,427             --

INVESTMENTS IN OPPENHEIMER
VARIABLE ACCOUNT FUNDS:
   High Income Fund/VA,
   100,007 shares at net asset value of
   $7.97 per share (cost $817,205)                          --           --           --            --        797,054
                                                    ----------  -----------   ----------    ----------    -----------
     Total assets                                    5,691,020   11,194,398      652,102       126,427        797,054
                                                    ----------  -----------   ----------    ----------    -----------

LIABILITIES:

Accrued adverse mortality and
   expense charges                                       4,600        8,641          502            67            592
                                                    ----------  -----------   ----------    ----------    -----------
     Total liabilities                                   4,600        8,641          502            67            592
                                                    ----------  -----------   ----------    ----------    -----------
     Net assets                                     $5,686,420  $11,185,757   $  651,600    $  126,360    $   796,462
                                                    ==========  ===========   ==========    ==========    ===========

POLICYOWNERS EQUITY:

   Net Assets: Type 1                               $2,985,665  $ 7,298,715   $  638,361            --             --
   Outstanding units: Type 1 (note 5)                  137,430      207,026       43,392            --             --
   Net asset value per unit: Type 1                 $    21.72  $     35.26   $    14.71            --             --
                                                    ==========  ===========   ==========    ==========    ===========

   Net Assets: Type 2                               $2,700,755  $ 3,887,042   $   13,239    $  126,360    $   796,462
   Outstanding units: Type 2 (note 5)                  248,668      306,082        1,070        12,422         74,582
   Net asset value per unit: Type 2                 $    10.86  $     12.70   $    12.37    $    10.17    $     10.68
                                                    ==========  ===========   ==========    ==========    ===========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                                                CAPITAL
                                                                 GROWTH AND   APPRECIATION   MID-CAP       MULTI-CAP
                                                     BALANCED   INCOME STOCK     STOCK        STOCK       GROWTH STOCK
                                                    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                                   -----------  ------------  ------------  ----------    ------------
ASSETS:

INVESTMENTS IN ULTRA SERIES FUND:
   Balanced Fund,
   4,132,196 shares at net asset value of
   $16.97 per share (cost $66,232,985)             $70,157,904  $         --  $         --  $       --    $         --

INVESTMENTS IN ULTRA SERIES FUND:
   Growth and Income Stock Fund,
   3,208,384 shares at net asset value of
   $24.19 per share (cost $74,200,383)                      --    77,604,793            --          --              --

INVESTMENTS IN ULTRA SERIES FUND:
   Capital Appreciation Stock Fund,
   2,279,482 shares at net asset value of
   $15.90 per share (cost $42,255,254)                      --            --    36,240,164          --              --

INVESTMENTS IN ULTRA SERIES FUND:
   Mid-Cap Stock Fund,
   315,147 shares at net asset value of
   $12.50 per share (cost $4,142,481)                       --            --            --   3,940,009              --

INVESTMENTS IN ULTRA SERIES FUND:
   Multi-Cap Growth Stock Fund,
   1,724,624 shares at net asset value of
   $5.37 per share (cost $8,537,513)                        --            --            --          --       9,253,385
                                                   -----------  ------------  ------------  ----------    ------------
     Total assets                                   70,157,904    77,604,793    36,240,164   3,940,009       9,253,385
                                                   -----------  ------------  ------------  ----------    ------------

LIABILITIES:
Accrued adverse mortality and
   expense charges                                      54,063        59,945        27,827       2,999           6,970
                                                   -----------  ------------  ------------  ----------    ------------
     Total liabilities                                  54,063        59,945        27,827       2,999           6,970
                                                   -----------  ------------  ------------  ----------    ------------
     Net assets                                    $70,103,841  $ 77,544,848  $ 36,212,337  $3,937,010    $  9,246,415
                                                   ===========  ============  ============  ==========    ============

POLICYOWNERS EQUITY:

   Net Assets: Type 1                              $63,269,969  $ 70,096,616  $ 31,110,033          --    $  7,381,208
   Outstanding units: Type 1 (note 5)                1,380,333     1,145,773     1,389,773          --         677,377
   Net asset value per unit: Type 1                $     45.84  $      61.18  $      22.38          --    $      10.90
                                                   ===========  ============  ============  ==========    ============

   Net Assets: Type 2                              $ 6,833,872  $  7,448,232  $  5,102,304  $3,937,010    $  1,865,207
   Outstanding units: Type 2 (note 5)                  728,558       990,456       695,014     308,667         171,341
   Net asset value per unit: Type 2                $      9.38  $       7.52  $       7.34  $    12.75    $      10.89
                                                   ===========  ============  ============  ==========    ============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                                                                T. ROWE
                                                    EMERGING       GLOBAL     INTERNATIONAL  INTERNATIONAL   DEVELOPING
                                                     GROWTH      SECURITIES       STOCK          STOCK         MARKETS
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                                   -----------  ------------  -------------  -------------   ----------
ASSETS:

INVESTMENTS IN MFS(R) VARIABLE INSURANCE TRUSTSM:

   Emerging Growth Series,
   11 shares at net asset value of
   $13.86 per share (cost $238)                    $       158  $         --  $          --  $          --   $       --

INVESTMENTS IN ULTRA SERIES FUND:
   Global Securities Fund,
   3,714 shares at net asset value of
   $7.71per share (cost $26,330)                            --        28,636             --             --           --

INVESTMENTS IN ULTRA SERIES FUND:
   International Stock Portfolio,
   20,678 shares at net asset value of
   $7.88 per share (cost $154,699)                          --            --        162,965             --           --

INVESTMENTS IN T. ROWE PRICE
INTERNATIONAL SERIES, INC.:
   International Stock Portfolio,
   624,724 shares at net asset value of
   $9.92 per share (cost $8,552,237)                        --            --             --      6,197,264           --

INVESTMENTS IN FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST:
   Developing Markets Securities,
   22,738 shares at net asset value of
   $5.32 per share (cost $116,858)                          --            --             --             --      120,966
                                                   -----------  ------------  -------------  -------------   ----------
     Total assets                                          158        28,636        162,965      6,197,264      120,966
                                                   -----------  ------------  -------------  -------------   ----------

LIABILITIES:

Accrued adverse mortality and
   expense charges                                          --            21            117          4,807           --
                                                   -----------  ------------  -------------  -------------   ----------
     Total liabilities                                      --            21            117          4,807           --
                                                   -----------  ------------  -------------  -------------   ----------
     Net assets                                    $       158  $     28,615  $     162,848  $   6,192,457   $  120,871
                                                   ===========  ============  =============  =============   ==========

POLICYOWNERS EQUITY:

   Net Assets: Type 1                                       --            --             --      5,529,975           --
   Outstanding units: Type 1 (note 5)                       --            --             --        545,252           --
   Net asset value per unit: Type 1                         --            --             --  $       10.14           --
                                                   ===========  ============  =============  =============   ==========

   Net Assets: Type 2                              $       158  $     28,615  $     162,848  $     662,482   $  120,871
   Outstanding units: Type 2 (note 5)                      32          2,580         15,133        107,896       16,541
   Net asset value per unit: Type 2                $      4.97  $      11.09  $       10.76  $        6.14   $     7.31
                                                   ===========  ============  =============  =============   ==========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                                    MONEY MARKET SUBACCOUNT                          BOND SUBACCOUNT
                                               2003           2002           2001           2003           2002           2001
                                           ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):

  Dividend income                          $     30,260   $    134,320   $    311,048   $         --   $    414,882   $    331,277
  Adverse mortality and expense charges
   (note 3)                                     (31,377)       (80,807)       (77,525)       (47,630)       (75,727)       (47,906)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                     (1,117)        53,513        233,523        (47,630)       339,155        283,371
                                           ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security

   transactions:
   Capital gain distributions received               --             --             --             --             --             --
   Proceeds from sale of securities           5,252,438     11,793,206      5,232,884        777,208      1,451,187        292,863
   Cost of securities sold                   (5,252,438)   (11,793,206)    (5,232,884)      (743,730)    (1,423,913)      (289,794)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
  transactions                                       --             --             --         33,478         27,274          3,069
  Net change in unrealized appreciation
   or depreciation on investments                    --             --             --        290,347        267,972         50,909
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments                       --             --             --        323,825        295,246         53,978
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations                ($     1,117)  $     53,513   $    223,523   $    276,195   $    634,401   $    337,349
                                           ============   ============   ============   ============   ============   ============

                                           STRATEGIC INCOME SUBACCOUNT            HIGH INCOME SUBACCOUNT
                                           2003        2002        2001        2003
                                         --------    --------    --------    --------
INVESTMENT INCOME (LOSS):

  Dividend income                        $ 33,226    $ 24,660    $ 24,033    $     --
  Adverse mortality and expense
   charges (note 3)                        (2,864)     (5,814)     (5,815)        (87)
                                         --------    --------    --------    --------
Net investment income (loss)               30,362      18,846      18,218         (87)
                                         --------    --------    --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security
   transactions:

   Capital gain distributions received         --          --          --          --
   Proceeds from sale of securities        27,963      99,660      36,185         290
   Cost of securities sold                (26,527)    (99,949)    (36,712)       (288)
                                         --------    --------    --------    --------
Net realized gain (loss) on security
  transactions                              1,436        (289)       (527)          2
  Net change in unrealized appreciation
   or depreciation on investment            9,749      27,210       6,290         941
                                         --------    --------    --------    --------
Net gain (loss) on investments             11,185      26,921       5,763         943
                                         --------    --------    --------    --------
Net increase (decrease) in net assets
  resulting from operations              $ 41,547    $ 45,767    $ 23,981    $    856
                                         ========    ========    ========    ========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                              OPPENHEIMER HIGH INCOME SUBACCOUNT                BALANCED SUBACCOUNT
                                              2003           2002           2001           2003           2002           2001
                                          ------------   ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME (LOSS):

  Dividend income                         $     54,221   $     50,843   $     18,313   $         --   $  2,172,304   $  2,282,310
  Adverse mortality and expense charges
   (note 3)                                     (3,263)        (4,988)        (2,738)      (297,718)      (636,198)      (687,890)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net investment income (loss)                    50,958         45,855         15,575       (297,718)     1,536,106      1,594,420
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on security

   transactions:
   Capital gain distributions received              --             --             --             --          1,226      3,195,604
   Proceeds from sale of securities             63,378         61,605          9,537      2,646,763      5,496,221      4,874,234
   Cost of securities sold                     (68,843)       (70,667)        (9,954)    (2,666,431)    (5,171,642)    (4,016,614)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net realized gain (loss) on security
  transactions                                  (5,465)        (9,062)          (417)       (19,668)       325,805      4,053,224
  Net change in unrealized appreciation
   or depreciation on investments               53,166        (52,183)       (20,492)     4,666,502    (11,027,114)    (8,782,439)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net gain (loss) on investments                  47,701        (61,245)       (20,909)     4,646,834    (10,701,309)    (4,729,215)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations               $     98,659   ($    15,390)  ($     5,334)  $  4,349,116   ($ 9,165,203)  ($ 3,134,795)
                                          ============   ============   ============   ============   ============   ============

                                               GROWTH AND INCOME STOCK SUBACCOUNT          CAPITAL APPRECIATION STOCK SUBACCOUNT
                                               2003           2002           2001            2003           2002           2001
                                           ------------   ------------   ------------    ------------   ------------   ------------
INVESTMENT INCOME (LOSS):

  Dividend income                          $         --   $  1,121,346   $  1,026,566    $         --   $     88,569   $     47,622
  Adverse mortality and expense charges
   (note 3)                                    (320,625)      (739,142)      (863,491)       (146,883)      (336,763)      (426,767)
                                           ------------   ------------   ------------    ------------   ------------   ------------
Net investment income (loss)                   (320,625)       382,204        163,075        (146,883)      (248,194)      (379,145)
                                           ------------   ------------   ------------    ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

 Realized gain (loss) on security
   transactions:

   Capital gain distributions received               --             --      2,480,701              --         11,900      6,652,267
   Proceeds from sale of securities           2,604,412      6,641,627      6,321,315       1,435,558      3,380,660      3,424,992
   Cost of securities sold                   (2,739,359)    (6,138,973)    (5,048,877)     (1,881,339)    (3,899,480)    (2,836,420)
                                           ------------   ------------   ------------    ------------   ------------   ------------
 Net realized gain (loss) on security
  transactions                                 (134,947)       502,654      3,753,139        (445,781)      (506,920)     7,240,839
   Net change in unrealized appreciation
    or depreciation on investments            6,490,797    (21,857,908)   (16,082,165)      4,370,909    (14,546,590)   (11,947,338)
                                           ------------   ------------   ------------    ------------   ------------   ------------
 Net gain (loss) on investments               6,355,850    (21,355,254)   (12,329,026)      3,925,128    (15,053,510)    (4,706,499)
                                           ------------   ------------   ------------    ------------   ------------   ------------
 Net increase (decrease) in net assets
  resulting from operations                $  6,035,225   ($20,973,050)  ($12,165,951)   $  3,778,245   ($15,301,704)  ($ 5,085,644)
                                           ============   ============   ============    ============   ============   ============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                               MID-CAP STOCK SUBACCOUNT          MULTI-CAP GROWTH STOCK SUBACCOUNT
                                             2003         2002         2001        2003
                                          ---------    ---------    ---------    ---------
INVESTMENT INCOME (LOSS):

  Dividend income                         $      --    $  17,740    $  13,965    $      --
  Adverse mortality and expense charges
   (note 3)                                 (15,340)     (25,784)     (11,695)     (12,977)
                                          ---------    ---------    ---------    ---------
Net investment income (loss)                (15,340)      (8,044)       2,270      (12,977)
                                          ---------    ---------    ---------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

  Realized gain (loss) on security
   transactions:

   Capital gain distributions received           --       58,060      104,035           --
   Proceeds from sale of securities         107,768      179,580       75,736      109,959
   Cost of securities sold                 (129,034)    (193,883)     (73,029)    (105,166)
                                          ---------    ---------    ---------    ---------
Net realized gain (loss) on security
  transactions                              (21,266)      43,757      106,742        4,793

  Net change in unrealized appreciation
   or depreciation on investments           419,792     (732,567)      51,296      715,872
                                          ---------    ---------    ---------    ---------
Net gain (loss) on investments              398,526     (688,810)     158,038      720,665
                                          ---------    ---------    ---------    ---------
Net increase (decrease) in net assets
  resulting from operations               $ 383,186    ($696,854)   $ 160,308    $ 707,688
                                          =========    =========    =========    =========

                                                  EMERGING GROWTH SUBACCOUNT                  GLOBAL SECURITIES SUBACCOUNT
                                              2003            2002            2001            2003
                                          ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS):

  Dividend income                         $         --    $         --    $         --    $         --
  Adverse mortality and expense charges
   (note 3)                                    (23,375)        (83,358)       (109,675)            (37)
                                          ------------    ------------    ------------    ------------
Net investment income (loss)                   (23,375)        (83,358)       (109,675)            (37)
                                          ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

  Realized gain (loss) on security
   transactions:

  Capital gain distributions received               --              --         796,024              --
  Proceeds from sale of securities           8,810,743         826,644         985,395           1,680
  Cost of securities sold                  (15,132,241)     (1,370,509)     (1,154,366)         (1,615)
                                          ------------    ------------    ------------    ------------
Net realized gain (loss) on security
  transactions                              (6,321,498)       (543,865)        627,053              65

  Net change in unrealized appreciation
   or depreciation on investments            6,939,632      (3,433,800)     (6,114,073)          2,306
                                          ------------    ------------    ------------    ------------
Net gain (loss) on investments                 618,134      (3,977,665)     (5,487,020)          2,371
                                          ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
  resulting from operations               $    594,759    ($ 4,061,023)   ($ 5,596,695)   $      2,334
                                          ============    ============    ============    ============

See accompanying notes to financial statements.

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                  (Unaudited)

                                         INTERNATIONAL STOCK SUBACCOUNT          T. ROWE INTERNATIONAL STOCK SUBACCOUNT
INVESTMENT INCOME (LOSS):                           2003                         2003             2002             2001
                                                 -----------                  -----------      -----------      -----------
Dividend income                                  $        --                  $        --      $    63,176      $   155,232
 Adverse mortality and expense charges
(note 3)                                                (197)                     (25,788)         (59,237)         (70,691)
                                                 -----------                  -----------      -----------      -----------
Net investment income (loss)                            (197)                     (25,788)           3,939           84,541
                                                 -----------                  -----------      -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Realized gain (loss) on security
  transactions:

Capital gain distributions received                       --                           --            6,318               --
Proceeds from sale of securities                         439                      377,455          671,951          621,054
Cost of securities sold                                 (425)                    (563,973)        (921,056)        (714,446)
                                                 -----------                  -----------      -----------      -----------
Net realized gain (loss) on security
transactions                                              14                     (186,518)        (242,787)         (93,392)
Net change in unrealized appreciation
or depreciation on investments                         8,269                      594,292       (1,152,689)      (2,125,367)
                                                 -----------                  -----------      -----------      -----------
Net gain (loss) on investments                         8,283                      407,774       (1,395,476)      (2,218,759)
                                                 -----------                  -----------      -----------      -----------
Net increase (decrease) in net assets
resulting from operations                        $     8,086                  $   381,986      ($1,391,537)     ($2,134,218)
                                                 ===========                  ===========      ===========      ===========

                                             DEVELOPING MARKETS SUBACCOUNT

INVESTMENT INCOME (LOSS):                   2003          2002          2001
                                          --------      --------      --------
  Dividend income                         $  1,469      $  1,796      $    793
  Adverse mortality and expense
charges (note 3)                              (582)       (1,095)         (835)
                                          --------      --------      --------
Net investment income (loss)                   887           701           (42)
                                          --------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Realized gain (loss) on security
  transactions:

Capital gain distributions received             --            --            --
Proceeds from sale of securities            40,159        38,427        15,875
Cost of securities sold                    (41,686)      (41,481)      (18,420)
                                          --------      --------      --------
Net realized gain (loss) on security
transactions                                (1,527)       (3,054)       (2,545)
Net change in unrealized appreciation
or depreciation on investments              17,938           764        (5,977)
                                          --------      --------      --------
Net gain (loss) on investments              16,411        (2,290)       (8,522)
                                          --------      --------      --------
Net increase (decrease) in net assets
resulting from operations                 $ 17,298      ($ 1,589)     ($ 8,564)
                                          ========      ========      ========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                                    MONEY MARKET SUBACCOUNT                          BOND SUBACCOUNT

OPERATIONS:                                   2003           2002           2001           2003            2002            2001
                                          ------------   ------------   ------------   ------------    ------------    ------------
  Net investment income (loss)            ($     1,117)  $     53,513   $    233,523   ($    47,630)   $    339,155    $    283,371
  Net realized gain (loss) on
   security transactions                            --             --             --         33,478          27,274           3,069
  Net change in unrealized appreciation
   or depreciation on investments                   --             --             --        290,347         267,972          50,909
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Change in net assets from
    operations                                  (1,117)        53,513        233,523        276,195         634,401         337,349
                                          ------------   ------------   ------------   ------------    ------------    ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                4,607,970      9,892,923      7,934,208      2,415,206       4,366,413       3,056,233
  Cost of units repurchased                 (5,535,232)   (12,921,587)    (5,897,540)    (1,221,035)     (2,159,079)       (694,152)
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Change in net assets from capital
    unit transactions                         (927,262)    (3,028,664)     2,036,668      1,194,171       2,207,334       2,362,081
                                          ------------   ------------   ------------   ------------    ------------    ------------
Increase (decrease) in net assets             (928,379)    (2,975,151)     2,270,191      1,470,366       2,841,735       2,699,430
NET ASSETS:

  Beginning of period                        6,614,799      9,589,950      7,319,759      9,715,391       6,873,656       4,174,226
                                          ------------   ------------   ------------   ------------    ------------    ------------
  End of period                           $  5,686,420   $  6,614,799   $  9,589,950   $ 11,185,757    $  9,715,391    $  6,873,656
                                          ============   ============   ============   ============    ============    ============

                                              STRATEGIC INCOME SUBACCOUNT         HIGH INCOME SUBACCOUNT

OPERATIONS:                                  2003         2002         2001         2003
                                          ---------    ---------    ---------    ---------
  Net investment income (loss)            $  30,362    $  18,846    $  18,218    ($     87)
  Net realized gain (loss) on
   security transactions                      1,436         (289)        (527)           2
  Net change in unrealized appreciation
   or depreciation on investments             9,749       27,210        6,290          941
                                          ---------    ---------    ---------    ---------
   Change in net assets from
    operations                               41,547       45,767       23,981          856
                                          ---------    ---------    ---------    ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                   658       40,372       52,886      126,824
  Cost of units repurchased                 (25,774)    (102,961)     (54,448)      (1,320)
                                          ---------    ---------    ---------    ---------
   Change in net assets from capital
    unit transactions                       (25,116)     (62,589)      (1,562)     125,504
                                          ---------    ---------    ---------    ---------
Increase (decrease) in net assets            16,431      (16,822)      22,419      126,360
NET ASSETS:

  Beginning of period                       635,169      651,991      629,572           --
                                          ---------    ---------    ---------    ---------
  End of period                           $ 651,600    $ 635,169    $ 651,991    $ 126,360
                                          =========    =========    =========    =========

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                                OPPENHEIMER HIGH INCOME SUBACCOUNT                  BALANCED SUBACCOUNT

OPERATIONS:                                   2003           2002           2001           2003            2002            2001
                                          ------------   ------------   ------------   ------------    ------------    ------------
  Net investment income (loss)            $     50,958   $     45,855   $     15,575   ($   297,718)   $  1,536,106    $  1,594,420
  Net realized gain (loss) on
   security transactions                        (5,465)        (9,062)          (417)       (19,668)        325,805       4,053,224
  Net change in unrealized appreciation
   or depreciation on investments               53,166        (52,183)       (20,492)     4,666,502     (11,027,114)     (8,782,439)
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Change in net assets from
    operations                                  98,659        (15,390)        (5,334)     4,349,116      (9,165,203)     (3,134,795)
                                          ------------   ------------   ------------   ------------    ------------    ------------

CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                  148,021        358,053        400,558      5,416,230      10,759,659      10,274,621
  Cost of units repurchased                    (90,944)      (164,006)       (35,477)    (6,103,004)    (11,303,627)    (10,240,697)
                                          ------------   ------------   ------------   ------------    ------------    ------------
   Change in net assets from capital
    unit transactions                           57,077        194,047        365,081       (686,774)       (543,968)         33,924
                                          ------------   ------------   ------------   ------------    ------------    ------------
Increase (decrease) in net assets              155,736        178,657        359,747      3,662,342      (9,709,171)     (3,100,871)
NET ASSETS:

  Beginning of period                          640,726        462,069        102,322     66,441,499      76,150,670      79,251,541
                                          ------------   ------------   ------------   ------------    ------------    ------------
  End of period                           $    796,462   $    640,726   $    462,069   $ 70,103,841    $ 66,441,499    $ 76,150,670
                                          ============   ============   ============   ============    ============    ============

                                            GROWTH AND INCOME STOCK SUBACCOUNT                   CAPITAL APPRECIATION SUOUNT

OPERATIONS:                              2003            2002            2001            2003            2002            2001
                                     -------------   -------------   -------------   -------------   -------------   -------------
  Net investment income (loss)       ($    320,625)  $     382,204   $     163,075   ($    146,883)  ($    248,194)  ($    379,145)
  Net realized gain (loss) on
   security transactions                  (134,947)        502,654       3,753,139        (445,781)       (506,920)      7,240,839
  Net change in unrealized
    appreciation or
    depreciation on investments          6,490,797     (21,857,908)    (16,082,165)      4,370,909     (14,546,590)    (11,947,338)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Change in net assets from
    operations                           6,035,225     (20,973,050)    (12,165,951)      3,778,245     (15,301,704)     (5,085,644)
                                     -------------   -------------   -------------   -------------   -------------   -------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units            5,768,619      13,529,944      15,181,265       3,746,820       7,330,282      10,206,096
  Cost of units repurchased             (6,412,410)    (13,812,857)    (14,504,944)     (3,469,635)     (7,229,711)     (7,447,500)
                                     -------------   -------------   -------------   -------------   -------------   -------------
   Change in net assets from
    capital unit transactions             (643,791)       (282,913)        676,321         277,185         100,571       2,758,596
                                     -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets        5,391,434     (21,255,963)    (11,489,630)      4,055,430     (15,201,133)     (2,327,048)
NET ASSETS:

  Beginning of period                   72,153,414      93,409,377     104,899,007      32,156,907      47,358,040      49,685,088
                                     -------------   -------------   -------------   -------------   -------------   -------------
  End of period                      $  77,544,848   $  72,153,414   $  93,409,377   $  36,212,337   $  32,156,907   $  47,358,040
                                     =============   =============   =============   =============   =============   =============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                                  MID-CAP STOCK SUBACCOUNT                 MULTI-CAP GROWTH STOCK SUBACCOUNT

OPERATIONS:                                   2003           2002           2001           2003
                                          -----------    -----------    -----------    -----------
  Net investment income (loss)            ($   15,340)   ($    8,044)   $     2,270    ($   12,977)
  Net realized gain (loss) on
   security transactions                      (21,266)        43,757        106,742          4,793
  Net change in unrealized appreciation
   or depreciation on investments             419,792       (732,567)        51,296        715,872
                                          -----------    -----------    -----------    -----------
   Change in net assets from
    operations                                383,186       (696,854)       160,308        707,688
                                          -----------    -----------    -----------    -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                 713,672      2,823,001      1,419,913      8,898,921
  Cost of units repurchased                  (431,083)      (747,791)      (405,323)      (360,194)
                                          -----------    -----------    -----------    -----------
   Change in net assets from capital
    unit transactions                         282,589      2,075,210      1,014,590      8,538,727
                                          -----------    -----------    -----------    -----------
Increase (decrease) in net assets             665,775      1,378,356      1,174,898      9,246,415
NET ASSETS:

  Beginning of period                       3,271,235      1,892,879        717,981             --
                                          -----------    -----------    -----------    -----------
  End of period                           $ 3,937,010    $ 3,271,235    $ 1,892,879    $ 9,246,415
                                          ===========    ===========    ===========    ===========

                                                         EMERGING GROWTH SUBACCOUNT                   GLOBAL SECURITIES SUBACCOUNT

OPERATIONS:                                         2003            2002            2001            2003
                                                ------------    ------------    ------------    ------------
  Net investment income (loss)                  $    (23,375)   $    (83,358)   $   (109,675)   ($        37)
  Net realized gain (loss) on
   security transactions                          (6,321,498)       (543,865)        627,053              65
  Net change in unrealized appreciation
   or depreciation on investments                  6,939,632      (3,433,800)     (6,114,073)          2,306
                                                ------------    ------------    ------------    ------------
   Change in net assets from
    operations                                       594,759      (4,061,023)     (5,596,695)          2,334
                                                ------------    ------------    ------------    ------------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                        786,589       2,495,227       3,396,467          27,920
  Cost of units repurchased                       (9,289,496)     (2,117,398)     (2,342,514)         (1,639)
                                                ------------    ------------    ------------    ------------
   Change in net assets from capital
    unit transactions                             (8,502,907)        377,829       1,053,953          26,281
                                                ------------    ------------    ------------    ------------
Increase (decrease) in net assets (7,908,148)     (3,683,194)     (4,542,742)         28,615
NET ASSETS:

  Beginning of period                              7,908,306      11,591,500      16,134,242              --
                                                ------------    ------------    ------------    ------------
  End of period                                 $        158    $  7,908,306    $ 11,591,500    $     28,615
                                                ============    ============    ============    ============

See accompanying notes to financial statements.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT

  For Six Months Ended June 30, 2003 and Years Ended December 31, 2002 and 2001
                                   (Unaudited)

                                               INTERNATIONAL STOCK SUBACCOUNT           T. ROWE INTERNATIONAL STOCK SUBACCOUNT

OPERATIONS:                                   2003                                         2003           2002           2001
                                          -----------                                  -----------    -----------    -----------
  Net investment income (loss)            ($      197)                                 ($   25,788)   $     3,939    $    84,541
  Net realized gain (loss) on
   security transactions                           14                                     (186,518)      (242,787)       (93,392)
  Net change in unrealized appreciation
   or depreciation on investments               8,269                                      594,292     (1,152,689)    (2,125,367)
                                          -----------                                  -----------    -----------    -----------
   Change in net assets from
    operations                                  8,086                                      381,986     (1,391,537)    (2,134,218)
                                          -----------                                  -----------    -----------    -----------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                 185,909                                      647,740      1,547,209      1,619,733
  Cost of units repurchased                   (31,147)                                    (743,075)    (1,514,654)    (1,431,018)
                                          -----------                                  -----------    -----------    -----------
   Change in net assets from capital
    unit transactions                         154,762                                      (95,335)        32,555        188,715
                                          -----------                                  -----------    -----------    -----------
Increase (decrease) in net assets             162,848                                      286,651     (1,358,982)    (1,945,503)
NET ASSETS:

  Beginning of period                              --                                    5,905,806      7,264,788      9,210,291
                                          -----------                                  -----------    -----------    -----------
  End of period                           $   162,848                                  $ 6,192,457    $ 5,905,806    $ 7,264,788
                                          ===========                                  ===========    ===========    ===========

                                             DEVELOPING MARKETS SUBACCOUNT

OPERATIONS:                                 2003         2002         2001
                                          ---------    ---------    ---------
  Net investment income (loss)            $     887    $     701    $     (42)
  Net realized gain (loss) on
   security transactions                     (1,527)      (3,054)      (2,545)
  Net change in unrealized appreciation
   or depreciation on investments            17,938          764       (5,977)
                                          ---------    ---------    ---------
   Change in net assets from
    operations                               17,298       (1,589)      (8,564)
                                          ---------    ---------    ---------
CAPITAL UNIT TRANSACTIONS (NOTE 5):

  Proceeds from sale of units                25,120       92,633       64,242
  Cost of units repurchased                 (54,286)     (61,776)     (32,614)
                                          ---------    ---------    ---------
   Change in net assets from capital
    unit transactions                       (29,166)      30,857       31,628
                                          ---------    ---------    ---------
Increase (decrease) in net assets           (11,868)      29,268       23,064
NET ASSETS:

  Beginning of period                       132,739      103,471       80,407
                                          ---------    ---------    ---------
  End of period                           $ 120,871    $ 132,739    $ 103,471
                                          =========    =========    =========

See accompanying notes to financial statements.

                       CUNA MUTUAL LIFE VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of the Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which the Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in the Company's general account to cover death benefits in excess of the accumulated value.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     Investments

     The Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has ten funds available as investment options under the policies. MFS(R) Variable Insurance Trust(SM), T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust have one fund available as an investment option, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Strategic Income Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance Trust(SM).

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent the earnings are credited under the contracts. Accordingly, no charge for income tax is currently recorded to the Account. If such taxes are incurred by the Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  FEES AND CHARGES

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by The Company by redeeming an appropriate number of units for each policy.

     ADMINISTRATIVE FEE: The Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, The Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     DEFERRED CONTINGENT SALES AND ADMINISTRATIVE CHARGES: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with The Company crediting additional amounts at its discretion.

     POLICY FEE: The Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     COST OF INSURANCE AND ADDITIONAL BENEFITS PROVIDED: The Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     MORTALITY AND EXPENSE RISK CHARGE: The Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by The Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  INVESTMENT TRANSACTIONS

     The cost of shares purchased, including reinvestment of dividend distributions, during the six months ended June 30, 2003, was as follows:

         Money Market Fund......................................  $4,323,415
         Bond Fund..............................................   1,924,809
         Strategic Income Series................................      33,209
         High Income Fund.......................................     125,774
         Oppenheimer High Income Fund...........................     171,504
         Balanced Fund..........................................   1,663,243
         Growth and Income Stock Fund...........................   1,641,848
         Capital Appreciation Stock Fund........................   1,567,672
         Mid-Cap Stock Fund.....................................     375,417
         Multi-Cap Growth Stock Fund............................   8,642,679
         Emerging Growth Series.................................     278,088
         Global Securities Fund.................................      27,945
         International Stock Fund...............................     155,124
         T. Rowe International Stock Portfolio..................     256,472
         Developing Markets Fund................................      11,870

(5)  UNIT ACTIVITY FROM POLICY TRANSACTIONS

     Transactions in units of each subaccount of the Account for the years ended December 31, 2002 and 2001, and the six-month period ended June 30, 2003, were as follows:

                             MONEY MARKET                   BOND                STRATEGIC INCOME             HIGH INCOME
                              SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                         ---------------------     ---------------------     ---------------------     -------------------
                          TYPE 1       TYPE 2       TYPE 1       TYPE 2       TYPE 1       TYPE 2      TYPE 1*       TYPE 2
Outstanding at
  December 31, 2000       186,629      323,794      135,177       14,143       49,919        1,200
Sold                      136,762      469,259       62,927       94,778        3,805          465
Repurchased              (143,768)    (264,347)     (17,092)     (14,107)      (3,959)        (428)
                         --------     --------     --------     --------     --------     --------
Outstanding at
  December 31, 2001       179,623      528,706      181,012       94,814       49,765        1,237
Sold                       92,314      729,091       59,750      203,258        1,025        2,499
Repurchased              (112,816)    (967,146)     (46,424)     (52,748)      (5,651)      (2,632)
                         --------     --------     --------     --------     --------     --------
Outstanding at
  December 31, 2002       159,121      290,651      194,338      245,324       45,139        1,104                        --
Sold                       23,577      376,811       35,037       95,547           47           --                    12,553
Repurchased               (45,268)    (418,794)     (22,349)     (34,789)      (1,794)         (34)                     (131)
                         --------     --------     --------     --------     --------     --------                  --------
Outstanding at
  June 30, 2003           137,430      248,668      207,026      306,082       43,392        1,070                    12,422
                         ========     ========     ========     ========     ========     ========                  ========

                                 OPPENHEIMER                                          GROWTH AND                  CAPITAL
                                 HIGH INCOME                 BALANCED                INCOME STOCK              APPRECIATION
                                 SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT             STOCK SUBACCOUNT
                         -------------------------   -----------------------   -----------------------   -------------------------
                           TYPE 1*        TYPE 2       TYPE 1       TYPE 2       TYPE 1       TYPE 2       TYPE 1         TYPE 2
Outstanding at
  December 31, 2000                         10,699    1,518,716      202,479    1,240,154      322,640    1,462,722        173,456
Sold                                        40,755      150,739      297,142      137,918      543,256      207,926        398,188
Repurchased                                 (3,640)    (200,221)     (53,163)    (168,230)    (230,953)    (211,918)      (116,040)
                                        ----------   ----------   ----------   ----------   ----------   ----------     ----------
Outstanding at
  December 31, 2001                         47,814    1,469,234      446,458    1,209,842      634,943    1,458,730        455,604
Sold                                        38,362      160,433      376,987      149,141      501,012      205,184        337,162
Repurchased                                (17,634)    (221,528)    (149,218)    (192,922)    (212,198)    (261,088)      (171,432)
                                        ----------   ----------   ----------   ----------   ----------   ----------     ----------
Outstanding at
  December 31, 2002                         68,542    1,408,139      674,227    1,166,061      923,757    1,402,826        621,334
Sold                                        15,228       91,836      159,507       79,639      186,208      124,210        177,015
Repurchased                                 (9,188)    (119,642)    (105,176)     (99,927)    (119,509)    (137,263)      (103,335)
                                        ----------   ----------   ----------   ----------   ----------   ----------     ----------
Outstanding at
  June 30, 2003                             74,582    1,380,333      728,558    1,145,773      990,456    1,389,773        695,014
                                        ==========   ==========   ==========   ==========   ==========   ==========     ==========

                                 MID-CAP                   MULTI-CAP                 EMERGING                  GLOBAL
                                  STOCK                  GROWTH STOCK                 GROWTH                 SECURITIES
                               SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                          ---------------------     ---------------------     ---------------------     -------------------
                           TYPE 1*      TYPE 2       TYPE 1       TYPE 2       TYPE 1       TYPE 2      TYPE 1*     TYPE 2
Outstanding at
  December 31, 2000                      56,283                                658,727      121,365
Sold                                    109,177                                120,629      196,949
Repurchased                             (30,768)                              (114,019)     (65,447)
                          --------     --------                               --------     --------
Outstanding at
  December 31, 2001                     134,692                                665,337      252,867
Sold                                    208,754                                125,259      206,634
Repurchased                             (59,040)                              (130,116)    (125,581)
                          --------     --------                               --------     --------
Outstanding at
  December 31, 2002                     284,406           --           --      660,480      333,920                      --
Sold                                     61,610      703,827      178,961       45,937       75,781                   2,737
Repurchased                             (37,349)     (26,450)      (7,620)    (706,417)    (409,669)                   (157)
                          --------     --------     --------     --------     --------     --------                --------
Outstanding at
  June 30, 2003                         308,667      677,377      171,341           --           32                   2,580
                          ========     ========     ========     ========     ========     ========                ========

                              INTERNATIONAL                T. ROWE                DEVELOPING
                                  STOCK              INTERNATIONAL STOCK            MARKETS
                               SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                          ---------------------     ---------------------     -------------------
                           TYPE 1*      TYPE 2       TYPE 1       TYPE 2      TYPE 1*     TYPE 2
Outstanding at
  December 31, 2000                                  573,250       51,610                  11,337
Sold                                                  86,917       66,348                   9,644
Repurchased                                          (94,944)     (29,809)                 (4,965)
                                                    --------     --------                --------
Outstanding at
  December 31, 2001                                  565,223       88,149                  16,016
Sold                                                  91,156       91,993                  14,003
Repurchased                                         (106,107)     (63,210)                 (9,256)
                                                    --------     --------                --------
Outstanding at
  December 31, 2002                          --      550,272      116,932                  20,763
Sold                                     18,047       49,786       32,687                   3,995
Repurchased                              (2,914)     (54,806)     (41,723)                 (8,217)
                                       --------     --------     --------                --------
Outstanding at
  June 30, 2003                          15,133      545,252      107,896                  16,541
                                       ========     ========     ========                ========

*This fund not available in this product type.

(6)  CONDENSED FINANCIAL INFORMATION

     The table below gives per unit information about the financial history of each subaccount for each period.

                                                                    MONEY MARKET SUBACCOUNT
                                      2003                       2002                      2001
                             ----------------------     ----------------------    ----------------------
     UNIT VALUE:              TYPE 1        TYPE 2        TYPE 1       TYPE 2       TYPE 1      TYPE 2
  Beginning of period        $   21.72    $   10.87     $   21.60    $   10.80    $   21.00    $   10.50
  End of period                  21.72        10.86         21.72        10.87        21.60        10.80

NET ASSETS AT END OF
  PERIOD (000s)                  2,986        2,701         3,455        3,159        3,880        5,710

UNITS OUTSTANDING AT
  END OF PERIOD (000s)             137          249           159          291          180          529

TOTAL RETURN(1)                   0.00%       (0.08%)        0.56%        0.65%        2.86%        2.86%

INVESTMENT INCOME RATIO(2)        0.43%        0.43%         1.50%        1.50%        3.61%        3.61%

EXPENSE RATIO(3)                  0.90%        0.90%         0.90%        0.90%        0.90%        0.90%


                                      2000                    1999
                             ----------------------    ---------------------
     UNIT VALUE:               TYPE 1       TYPE 2      TYPE 1       TYPE 2 **
  Beginning of period        $   19.99    $   10.00    $   19.24    $ 10.00
  End of period                  21.00        10.50        19.99      10.00

NET ASSETS AT END OF
  PERIOD (000s)

UNITS OUTSTANDING AT
  END OF PERIOD (000s)             187          324          221         0

TOTAL RETURN(1)                   5.05%        5.00%        3.90%     0.00%***

INVESTMENT INCOME RATIO(2)

EXPENSE RATIO(3)

                                 BOND SUBACCOUNT

                                     2003                 2002               2001                2000                  1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                                TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2**
UNIT VALUE:

  Beginning of period          $ 34.37   $ 12.38   $ 31.94   $ 11.51   $ 29.76   $ 10.72   $ 27.77   $ 10.00   $ 27.82   $ 10.00
  End of period                  35.26     12.70     34.37     12.38     31.94     11.51     29.76     10.72     27.77     10.00

NET ASSETS AT END OF
  PERIOD (000s)                  7,299     3,887     6,679     3,037     5,782     1,091

UNITS OUTSTANDING AT
  END OF PERIOD (000s)             207       306       194       245       181        95       135        14       140       0.1

TOTAL RETURN(1)                   2.59%     2.58%     7.61%     7.56%     7.34%     7.37%     7.17%     7.20%    (0.18%)    0.00%***

INVESTMENT INCOME RATIO(2)        0.00%     0.00%     4.93%     4.93%     6.22%     6.22%

EXPENSE RATIO(3)                  0.90%     0.90%     0.90%     0.90%     0.90%     0.90%

                           STRATEGIC INCOME SUBACCOUNT

                                     2003                2002                2001                2000                 1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                                TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2**
UNIT VALUE:

  Beginning of period          $ 13.79   $ 11.60   $ 12.83   $ 10.79   $ 12.36   $ 10.39   $ 11.89   $ 10.00   $ 12.31   $ 10.00

  End of period                  14.71     12.37     13.79     11.60     12.83     10.79     12.36     10.39     11.89     10.00

NET ASSETS AT END OF
  PERIOD (000s)                    638        13       622        13       639        13

UNITS OUTSTANDING AT
  END OF PERIOD (000s)              43         1        45         1        50         1        50         1        52       0.1

TOTAL RETURN(1)                   6.67%     6.66%     7.48%     7.51%     3.83%     3.85%     3.95%     3.90%    (3.41%)    0.00%***

INVESTMENT INCOME RATIO(2)        5.22%     5.22%     3.82%     3.82%     3.72%     3.72%

EXPENSE RATIO(3)                  0.90%     0.90%     0.90%     0.90%     0.90%     0.90%

                             HIGH INCOME SUBACCOUNT

                                        2003
                               ----------------------
                               TYPE 1*    TYPE 2****
UNIT VALUE:

  Beginning of period                     $ 10.00

  End of period                             10.17

NET ASSETS AT END OF
  PERIOD (000s)                               126

UNITS OUTSTANDING AT
  END OF PERIOD (000s)                         12

TOTAL RETURN(1)                              1.72%***

INVESTMENT INCOME RATIO(2)                   0.00%

EXPENSE RATIO(3)                             0.90%

                       OPPENHEIMER HIGH INCOME SUBACCOUNT

                                     2003                2002                2001                2000                  1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                               TYPE 1     TYPE 2   TYPE 1     TYPE 2   TYPE 1     TYPE 2   TYPE 1     TYPE 2   TYPE 1     TYPE 2**
UNIT VALUE:

  Beginning of period                    $  9.35             $  9.66             $  9.56             $ 10.03             $ 10.00

  End of period                            10.68                9.35                9.66                9.56               10.03

NET ASSETS AT END OF
  PERIOD (000s)                              796                 641                 462

UNITS OUTSTANDING AT
  END OF PERIOD (000s)                        75                  69                  48                  11                 0.1

TOTAL RETURN(1)                            14.21%              (3.21%)              0.99%              (4.69%)              0.28%***

INVESTMENT INCOME RATIO(2)                  7.48%               9.17%               6.02%

EXPENSE RATIO(3)                            0.90%               0.90%               0.90%

                               BALANCED SUBACCOUNT

                                     2003                2002                2001                2000                 1999
                               -----------------   -----------------   -----------------   -----------------   -------------------
                                TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2**
UNIT VALUE:

  Beginning of period          $ 42.97   $  8.79   $ 48.80   $  9.98   $ 50.80   $ 10.39   $ 49.35   $ 10.09   $ 43.49   $ 10.00

  End of period                  45.84      9.38     42.97      8.79     48.80      9.98     50.80     10.39     49.35     10.09

NET ASSETS AT END OF
  PERIOD (000s)                 63,270     6,834    60,515     5,927    71,695     4,456

UNITS OUTSTANDING AT
  END OF PERIOD (000s)           1,380       729     1,408       674     1,469       446     1,519       202     1,594         8

TOTAL RETURN(1)                   6.68%     6.71%   (11.95%)  (11.92%)   (3.94%)   (3.95%)    2.94%     2.97%    13.48%     0.90%***

INVESTMENT INCOME RATIO(2)        0.00%     0.00%     3.07%     3.07%     2.99%     2.99%

EXPENSE RATIO(3)                  0.90%     0.90%     0.90%     0.90%     0.90%     0.90%

                       GROWTH AND INCOME STOCK SUBACCOUNT

                                     2003                2002                 2001               2000                  1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                                TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1     TYPE 2**
UNIT VALUE:

  Beginning of period          $ 56.39   $  6.93   $ 72.53   $  8.91   $ 81.96   $ 10.07   $ 82.04   $ 10.08   $ 70.17   $ 10.00

  End of period                  61.18      7.52     56.39      6.93     72.53      8.91     81.96     10.07     82.04     10.08
NET ASSETS AT END OF
  PERIOD (000s)                 70,097     7,448    65,752     6,402    87,752     5,657

UNITS OUTSTANDING AT
  END OF PERIOD (000s)           1,146       990     1,166       924     1,210       635     1,240       323     1,247         4

TOTAL RETURN(1)                   8.49%     8.51%   (22.25%)  (22.22%)  (11.50%)  (11.52%)   (0.10%)   (0.10%)   16.91%     0.80%***

INVESTMENT INCOME RATIO(2)        0.00%     0.00%     1.37%     1.37%     1.07%     1.07%

EXPENSE RATIO(3)                  0.90%     0.90%     0.90%     0.90%     0.90%     0.90%

                      CAPITAL APPRECIATION STOCK SUBACCOUNT

                                     2003                2002                2001                2000                  1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                                TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1     TYPE 2**
UNIT VALUE:

  Beginning of period          $ 20.01   $  6.57   $ 29.45   $  9.66   $ 32.70   $ 10.73   $ 31.64   $ 10.38   $ 25.49   $ 10.00

  End of period                  22.38      7.34     20.01      6.57     29.45      9.66     32.70     10.73     31.64     10.38

NET ASSETS AT END OF
  PERIOD (000s)                 31,110     5,102    28,075     4,082    42,957     4,401

UNITS OUTSTANDING AT
  END OF PERIOD (000s)           1,390       695     1,403       621     1,459       456     1,463       173     1,334         1

TOTAL RETURN(1)                  11.84%    11.74%   (32.05%)  (31.99%)   (9.94%)   (9.97%)    3.35%     3.37%    24.11%     3.80%***

INVESTMENT INCOME RATIO(2)        0.00%     0.00%     0.24%     0.24%     0.10%     0.10%

EXPENSE RATIO(3)                  0.90%     0.90%     0.90%     0.90%     0.90%     0.90%

                            MID-CAP STOCK SUBACCOUNT

                                     2003                2002                2001                2000                  1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                               TYPE 1*    TYPE 2   TYPE 1*    TYPE 2   TYPE 1*    TYPE 2   TYPE 1*    TYPE 2   TYPE 1*     TYPE 2**
UNIT VALUE:

  Beginning of period                    $ 11.50             $ 14.05             $ 12.76             $ 10.39             $ 10.00

  End of period                            12.75               11.50               14.05               12.76               10.39

NET ASSETS AT END OF
  PERIOD (000s)                            3,937               3,271               1,893

UNITS OUTSTANDING AT
  END OF PERIOD (000s)                       309                 284                 135                  56                 0.4

TOTAL RETURN(1)                            10.87%             (18.15%)             10.14%              22.81%               3.90%***

INVESTMENT INCOME RATIO(2)                  0.00%               0.62%               1.07%

EXPENSE RATIO(3)                            0.90%               0.90%               0.90%

                        MULTI-CAP GROWTH STOCK SUBACCOUNT

                                          2003
                               -------------------------
                                TYPE 1+          TYPE 2+
UNIT VALUE:

  Beginning of period          $   10.00        $ 10.00

  End of period                    10.90          10.89

NET ASSETS AT END OF
  PERIOD (000s)                    7,381          1,865

UNITS OUTSTANDING AT
  END OF PERIOD (000s)               677            171

TOTAL RETURN(1)                     9.00%***       8.90%***

INVESTMENT INCOME RATIO(2)          0.00%          0.00%

EXPENSE RATIO(3)                    0.90%          0.90%

                           EMERGING GROWTH SUBACCOUNT

                                  2003                  2002                2001                 2000                1999
                           -------------------   -----------------   -----------------    -----------------   --------------------
                             TYPE 1     TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2     TYPE 1    TYPE 2    TYPE 1     TYPE 2**
UNIT VALUE:

  Beginning of period      $ 9.80     $ 4.29     $ 14.94   $  6.54   $ 22.67   $  9.92    $ 28.46   $ 12.47   $ 16.24   $ 10.00

  End of period             10.52++     4.68++      9.80      4.29     14.94      6.54      22.67      9.92     28.46     12.47

NET ASSETS AT END OF
  PERIOD (000s)                --         --       6,476     1,433     9,938     1,654

UNITS OUTSTANDING AT
  END OF PERIOD (000s)         --         --         660       334       665       253        659       121       536       0.5

TOTAL RETURN(1)              7.35%***   9.09%***  (34.40%)  (34.40%)  (34.11%)  (34.07%)%  (20.34%)  (20.45%)   75.22%    24.70%***

INVESTMENT INCOME RATIO(2)   0.00%      0.00%       0.00%     0.00%     0.00%     0.00%

EXPENSE RATIO(3)             0.90%      0.90%       0.90%     0.90%     0.90%     0.90%

                          GLOBAL SECURITIES SUBACCOUNT

                                       2003
                               ---------------------
                               TYPE 1*      TYPE 2+
UNIT VALUE:

  Beginning of period                     $   10.00

  End of period                               11.09

NET ASSETS AT END OF
  PERIOD (000s)                                  29

UNITS OUTSTANDING AT
  END OF PERIOD (000s)                            3

TOTAL RETURN(1)                               10.91%***

INVESTMENT INCOME RATIO(2)                     0.00%

EXPENSE RATIO(3)                               0.90%

                         INTERNATIONAL STOCK SUBACCOUNT

                                      2003
                               --------------------
                               TYPE 1*      TYPE 2+
UNIT VALUE:

  Beginning of period                     $   10.00

  End of period                               10.76

NET ASSETS AT END OF
  PERIOD (000s)                                 163

UNITS OUTSTANDING AT
  END OF PERIOD (000s)                           15

TOTAL RETURN(1)                                7.61%***

INVESTMENT INCOME RATIO(2)                     0.00%

EXPENSE RATIO(3)                               0.90%

                     T. ROWE INTERNATIONAL STOCK SUBACCOUNT

                                     2003                2002                2001                2000                  1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                                TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1    TYPE 2    TYPE 1     TYPE 2**
UNIT VALUE:

  Beginning of period          $  9.51   $  5.76   $ 11.74   $  7.11   $ 15.24   $  9.22   $ 18.71   $ 11.33   $ 14.16   $ 10.00

  End of period                  10.14      6.14      9.51      5.76     11.74      7.11     15.24      9.22     18.71     11.33

NET ASSETS AT END OF
  PERIOD (000s)                  5,530       662     5,232       674     6,638       627

UNITS OUTSTANDING AT
  END OF PERIOD (000s)             545       108       550       117       565        88       573        52       447       0.5

TOTAL RETURN(1)                   6.62%     6.60%   (18.99%)  (18.99%)  (22.94%)  (22.89%)  (18.55%)  (18.62%)   32.13%    13.30%***

INVESTMENT INCOME RATIO(2)        0.00%     0.00%     0.96%     0.96%     1.98%     1.98%

EXPENSE RATIO(3)                  0.90%     0.90%     0.90%     0.90%     0.90%     0.90%

                          DEVELOPING MARKETS SUBACCOUNT

                                     2003                2002                2001                2000                 1999
                               -----------------   -----------------   -----------------   -----------------   --------------------
                               TYPE 1*    TYPE 2   TYPE 1*    TYPE 2   TYPE 1*    TYPE 2   TYPE 1*    TYPE 2   TYPE 1*    TYPE 2**
UNIT VALUE:

  Beginning of period                    $  6.39             $  6.46             $  7.09             $ 10.53             $10.00

  End of period                             7.31                6.39                6.46                7.09              10.53

NET ASSETS AT END OF
  PERIOD (000s)                              121                 133                 103

UNITS OUTSTANDING AT
  END OF PERIOD (000s)                        17                  21                  16                  11               0.1

TOTAL RETURN(1)                            14.40%              (1.08%)             (8.88%)            (32.67%)             5.34%***

INVESTMENT INCOME RATIO(2)                  1.14%               1.48%               0.85%

EXPENSE RATIO(3)                            0.90%               0.90%               0.90%

*   This fund not available in this product type.

** The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price.

*** Not annualized.

+ The VUL products added this investment option on May 1, 2003, with all subaccounts starting with a $10.00 unit price.

++ This price is effective on the date of the fund substitution. Any remaining units are due to pending claims. The fund substitution dates are for Type 1, May 1, 2003, and for Type 2, May 2, 2003.

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(2) These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3) These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

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